SCHEDULE OF LONG-TERM DEBT (Details) (Parenthetical) - USD ($)																												1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 19, 2023	Jun. 15, 2023	May 19, 2023	May 16, 2023	Apr. 30, 2023	Apr. 26, 2023	Jan. 05, 2023	Dec. 23, 2022	Oct. 15, 2022	Sep. 15, 2022	Aug. 20, 2022	Aug. 16, 2022	Aug. 15, 2022	Aug. 13, 2022	Aug. 11, 2022	Aug. 10, 2022	Jul. 23, 2022	Jun. 22, 2022	Jun. 05, 2022	May 10, 2022	May 05, 2022	Apr. 27, 2022	Dec. 10, 2021	Jun. 14, 2019	Jun. 03, 2019	Feb. 12, 2018	Aug. 10, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Jul. 17, 2023	Dec. 15, 2022	Sep. 28, 2022	Jul. 15, 2022	Feb. 01, 2021	May 05, 2020
Short-Term Debt [Line Items]
Debt instrument face amount																																$ 1,944,000
Debt instrument capital interest expense																													$ 391,735	$ 111,597
Paycheck Protection Program Note Forgiveness [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																																				$ 406,152	$ 406,152
Gain on debt instrument forgiveness																															$ 812,304
Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Gain on debt instrument forgiveness																															$ 812,305
Titan Holdings 2 [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate						10.50%
Debt instrument monthly payment						$ 562,470
Debt instrument term						5 years
Debt instrument, interest rate increases						0.50%
Short term borrowings	$ 248,692																												$ 248,692
Titan Holdings 2 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate						12.50%
WTI Global Inc [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																																	$ 170,000
Debt instrument, interest rate																																	7.00%
Peoples United [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																								$ 354,876
Debt instrument, interest rate																								5.75%
Debt instrument monthly payment																								$ 16,614
M&T Bank [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate									8.78%
Debt instrument monthly payment									$ 13,000
Debt instrument, maturity date									Feb. 23, 2025
Balloon payment									$ 176,497
Daimler Truck [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate																										6.00%
Daimler Truck [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																										$ 160,601	$ 131,940
Debt instrument, interest rate																											4.95%
Debt instrument monthly payment																										$ 2,795	$ 2,487
Debt instrument, maturity date																										Sep. 03, 2024	May 14, 2023
Daimler Truck [Member] | Titan Trucking LLC [Member] | 6 % Loan Agreement [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																									$ 155,740
Debt instrument, interest rate																									6.00%
Debt instrument monthly payment																									$ 2,762
Debt instrument, maturity date																									Sep. 29, 2024
Ascentium Capital [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																				$ 311,795	$ 259,646	$ 250,000
Debt instrument, interest rate																				5.36%	3.75%	5.82%
Debt instrument monthly payment																				$ 5,935	$ 4,753	$ 4,812
Debt instrument, maturity date																				Jun. 05, 2027	May 10, 2027	May 05, 2027
Balboa Capital [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount															$ 230,482
Debt instrument, interest rate															9.68%
Debt instrument monthly payment															$ 4,860
Debt instrument term															5 years
Blue Bridge Financial [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																$ 64,539
Debt instrument, interest rate																12.18%
Debt instrument monthly payment																$ 1,442
Debt instrument term																5 years
Channel Equipment Finance [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount		$ 123,574
Debt instrument, interest rate		16.69%
Debt instrument monthly payment		$ 3,051
Debt instrument, maturity date		Aug. 28, 2028
Financial Pacific [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount										$ 95,127																									$ 74,841
Debt instrument, interest rate										7.49%																									9.87%
Debt instrument monthly payment										$ 1,906																		$ 1,585
Debt instrument term										5 years																		5 years
M2 Equipment [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																	$ 230,000											$ 230,000
Debt instrument, interest rate																	8.68%											8.68%
Debt instrument monthly payment																	$ 4,739
Debt instrument term																	5 years
Meridian Equipment [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount													$ 149,076
Debt instrument, interest rate													9.32%
Debt instrument monthly payment													$ 3,118
Debt instrument term													5 years
Navitas [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																		$ 210,000
Debt instrument, interest rate																		7.99%
Debt instrument monthly payment																		$ 4,257
Debt instrument term																		5 years
Pawnee [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount														$ 248,157
Debt instrument, interest rate														10.19%
Debt instrument monthly payment														$ 5,296
Debt instrument term														5 years
Signature [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount											$ 191,250								$ 284,951
Debt instrument, interest rate											8.25%								6.93%
Debt instrument monthly payment											$ 3,901								$ 4,849
Debt instrument term											5 years								6 years
Trans Lease [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount												$ 210,750
Debt instrument, interest rate												9.75%
Debt instrument monthly payment												$ 4,838
Verdant [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																							$ 241,765
Debt instrument, interest rate																							6.25%
Debt instrument monthly payment																							$ 4,702
Debt instrument term																							5 years
Western Equipment [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount														$ 240,726
Debt instrument, interest rate														8.93%
Debt instrument monthly payment														$ 4,989
Debt instrument term														5 years
Michaelson Capital [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate								12.00%
Debt instrument monthly payment								$ 35,000
Secured promissory note								3,017,090
Debt instrument monthly repayments								$ 250,000
Loanbuilder [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount			$ 25,299
Debt instrument monthly payment	1,545
Debt instrument monthly repayments	$ 6,046			$ 299,710
Debt instrument monthly payment			$ 6,325
Loan Builder Three [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument monthly repayments				50,599
Individual Notes Payable [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount					$ 25,000
Debt instrument, interest rate					12.00%
Debt instrument, interest rate increases					0.50%
Kabbage Loans [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount				77,748																														$ 120,800
Debt instrument monthly payment				35,507
Debt instrument monthly repayments				3,658
Debt instrument capital interest expense				$ 4,077
Baxter Credit Union [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate				8.50%
Debt instrument issued, principal							$ 99,995